Securities Sold Under Agreements to Repurchase (Tables)	12 Months Ended
Dec. 31, 2013
Banking And Thrift [Abstract]
Summary of Repurchase Agreements

A summary of securities sold under agreements to repurchase, interest rates, approximate average amounts outstanding and their approximate weighted average rates at December 31, 2013, 2012 and 2011 is as follows:

SUMMARY OF REPURCHASE AGREEMENTS

At or for the Years Ended December 31,	2013	2012	2011
FHLBNY repurchase agreements outstanding at year end	$—	$—	$15,000
Weighted average interest rate at year end	—%	—%	4.84%
Approximate average amount outstanding during the year	$—	$18,333	$15,000
Approximate weighted average rate during the year	—%	2.30%	4.91%
Repurchase agreements with customers outstanding at year end	$478	$1,968	$5,668
Weighted average interest rate at year end	0.08%	0.17%	0.08%
Approximate average amount outstanding during the year	$1,469	$4,859	$6,659
Approximate weighted average rate during the year	0.14%	0.15%	0.10%

Summary of Maximum Month End Repurchase Agreements

The maximum month end amount of securities sold under agreements to repurchase for the years ended December 31, 2013 and 2012 is as follows:

SUMMARY OF MAXIMUM MONTH END REPURCHASE AGREEMENTS

December 31,	2013	2012
FHLBNY repurchase agreements	$—	$45,000
Repurchase agreements with customers	$3,172	$7,278